UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nelson Roberts Investment Advisors, LLC
Address: 1950 University Ave, Suite 202
         East Palo Alto, CA  94303

13F File Number:  028-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Roberts
Title:     Member and Chief Compliance Officer
Phone:     (650) 322- 4000

Signature, Place, and Date of Signing:

 /s/ Brian Roberts     East Palo Alto, CA     February 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $127,716 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2741    31764 SH       SOLE                    31764        0        0
ADOBE SYS INC                  COM              00724F101     2491    83069 SH       SOLE                    83069        0        0
AEGON N V                      NY REGISTRY SH   007924103      116    19511 SH       OTHER                       0        0    19511
AKAMAI TECHNOLOGIES INC        COM              00971T101     3711    78874 SH       SOLE                    78874        0        0
APPLE INC                      COM              037833100      315      977 SH       SOLE                      977        0        0
BOSTON SCIENTIFIC CORP         COM              101137107       82    12431 SH       OTHER                       0        0    12431
BP PLC                         SPONSORED ADR    055622104      205     4650 SH       SOLE                     4650        0        0
BROWN & BROWN INC              COM              115236101     2095    87522 SH       SOLE                    87522        0        0
CAVIUM NETWORKS INC            COM              14965A101     1564    41510 SH       SOLE                    41510        0        0
CHEVRON CORP NEW               COM              166764100     3213    35206 SH       SOLE                    35206        0        0
CISCO SYS INC                  COM              17275R102     2971   147007 SH       SOLE                   144357        0     2650
COLGATE PALMOLIVE CO           COM              194162103     2460    30605 SH       SOLE                    30605        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2955    40916 SH       SOLE                    40916        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     2407    32384 SH       SOLE                    32384        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2188    58388 SH       SOLE                    58388        0        0
EMERSON ELEC CO                COM              291011104     3223    75134 SH       SOLE                    75134        0        0
EXPEDITORS INTL WASH INC       COM              302130109     3061    56061 SH       SOLE                    56061        0        0
EXXON MOBIL CORP               COM              30231G102      579     7921 SH       SOLE                     7921        0        0
GENERAL ELECTRIC CO            COM              369604103      329    18009 SH       SOLE                    18009        0        0
INTEL CORP                     COM              458140100     1900    90356 SH       SOLE                    90356        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1520    10357 SH       SOLE                    10357        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     7483   157088 SH       SOLE                   157088        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     3286    56438 SH       SOLE                    56438        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     3694    53952 SH       SOLE                    53952        0        0
JOHNSON & JOHNSON              COM              478160104      257     4150 SH       SOLE                     4150        0        0
JPMORGAN CHASE & CO            COM              46625H100     1501    35784 SH       SOLE                    30284        0     5500
LINDSAY CORP                   COM              535555106     2547    42854 SH       SOLE                    42854        0        0
MARATHON OIL CORP              COM              565849106     1680    45360 SH       SOLE                    45360        0        0
MICROSOFT CORP                 COM              594918104     2556    91590 SH       SOLE                    91590        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     2373    40250 SH       SOLE                    40250        0        0
NUCOR CORP                     COM              670346105     2592    59158 SH       SOLE                    59158        0        0
ORACLE CORP                    COM              68389X105     3671   117290 SH       SOLE                   117290        0        0
PAYCHEX INC                    COM              704326107     3444   111432 SH       SOLE                   111432        0        0
PFIZER INC                     COM              717081103      255    14546 SH       SOLE                    14546        0        0
POWER INTEGRATIONS INC         COM              739276103     3180    79175 SH       SOLE                    79175        0        0
PRAXAIR INC                    COM              74005P104     1959    20714 SH       SOLE                    20714        0        0
QUALCOMM INC                   COM              747525103      230     4650 SH       SOLE                     4650        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3109    46630 SH       SOLE                    46630        0        0
SCHLUMBERGER LTD               COM              806857108     3190    38205 SH       SOLE                    38205        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      383     9972 SH       SOLE                     9972        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      936    29724 SH       SOLE                    29724        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      455    15521 SH       SOLE                    15521        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      442    11811 SH       SOLE                    11811        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      567     8259 SH       SOLE                     8259        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      568    35634 SH       SOLE                    36634        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      963    27620 SH       SOLE                    27620        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1611    63969 SH       SOLE                    63969        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2341    74693 SH       SOLE                    74693        0        0
SIGMA ALDRICH CORP             COM              826552101     2150    32305 SH       SOLE                    32305        0        0
SMUCKER J M CO                 COM NEW          832696405     2705    41200 SH       SOLE                    41200        0        0
SPDR INDEX SHS FDS             ASIA PACIF ETF   78463X301     3615    42654 SH       SOLE                    42654        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      968     7697 SH       SOLE                     7697        0        0
SUN HYDRAULICS CORP            COM              866942105     1972    52176 SH       SOLE                    52176        0        0
TEXAS INSTRS INC               COM              882508104     2893   101422 SH       SOLE                   101422        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     2638    47646 SH       SOLE                    47646        0        0
TJX COS INC NEW                COM              872540109     2591    58372 SH       SOLE                    58372        0        0
TRAVELERS COMPANIES INC        COM              89417E109     2030    36447 SH       SOLE                    36447        0        0
US BANCORP DEL                 COM NEW          902973304      906    33599 SH       SOLE                    33599        0        0
VARIAN MED SYS INC             COM              92220P105     3038    43853 SH       SOLE                    43853        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2195    61346 SH       SOLE                    61346        0        0
VOLCANO CORPORATION            COM              928645100     3475   127239 SH       SOLE                   127239        0        0
WELLS FARGO & CO NEW           COM              949746101     1141    37326 SH       SOLE                    30238        0     7088